Balance Sheet Components (Tables)	12 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following:

	As of March 31,
	2017	2016
Research and development investment tax credits	$2,102	$1,758
Prepaid expenses	7,095	4,342
Other current assets	857	1,262
Total prepaid expenses and other current assets	$10,054	$7,362

Schedule of Property and Equipment, Net

Property and equipment consists of the following:

	As of March 31,
	2017	2016
Computer equipment (1)	$69,996	$54,935
Leasehold improvements	5,015	4,096
Furniture and fixtures	2,232	1,837
Office equipment	267	253
	77,510	61,121
Less: Accumulated depreciation and amortization (1)	(45,501)	(36,315)
Property and equipment, net	$32,009	$24,806

(1)	Includes property and equipment acquired under capital leases:

As of March 31,
2017
Computer equipment	$713
Less: Accumulated amortization	(59)
$654

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consists of the following:

	As of March 31,
	2017	2016
Accrued payroll and related benefits	$11,661	$8,620
Accrued taxes payable	3,490	3,491
Other accrued expenses	5,562	2,999
Total accrued expenses and other current liabilities	$20,713	$15,110

Other Non-current Liabilities	Other non-current liabilities consists of the following:
	As of March 31,
	2017	2016
Deferred rent	$981	$1,476
Other non-current liabilities	557	645
Total other non-current liabilities	$1,538	$2,121